Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000793159
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 03, 2014
Prospectus Date	rr_ProspectusDate	Feb. 14, 2014